Income Taxes (Details) - Schedule of Unrecognized Deferred Tax Assets - CAD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Marketable securities [Member]
Schedule of Unrecognized Deferred Tax Assets [Line Items]
Unrecognized deferred income tax assets	$ 130	$ 137
Loss carryforwards [Member]
Schedule of Unrecognized Deferred Tax Assets [Line Items]
Unrecognized deferred income tax assets	1,712	834
Investment tax credits [Member]
Schedule of Unrecognized Deferred Tax Assets [Line Items]
Unrecognized deferred income tax assets	1,481	1,481
Foreign tax credits [Member]
Schedule of Unrecognized Deferred Tax Assets [Line Items]
Unrecognized deferred income tax assets	268	268
Mineral properties [Member]
Schedule of Unrecognized Deferred Tax Assets [Line Items]
Unrecognized deferred income tax assets	351	437
Provision for reclamation liabilities [member]
Schedule of Unrecognized Deferred Tax Assets [Line Items]
Unrecognized deferred income tax assets		1,091
Other [Member]
Schedule of Unrecognized Deferred Tax Assets [Line Items]
Unrecognized deferred income tax assets	$ 1,576